Other investments	12 Months Ended
Jun. 30, 2021
Other investments
Other investments

20 Other investments

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Financial assets measured at FVTPL
- Investment in a trust investment scheme	—	102,968
	—	102,968

In December 2020, The Group invested in a trust investment scheme (“Scheme”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period within one year. The Group subsequently extended the investment period to March 2022. Pursuant to the agreement, the Scheme is designated to make majority of investments in debt securities, while the principal and return of the investment are not guaranteed. Fair value of the investment as of June 30, 2021 was estimated to be RMB102,968,000.

Information about the Group’s exposure to credit and market risks, and fair value measurement, is included in Note 34.